SIGNIFICANT ACCOUNTING POLICIES, Earnings Per Share, Diluted (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2013	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 30, 2012	Sep. 23, 2012	Jun. 24, 2012	Mar. 25, 2012	Dec. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)									435,000	538,000
Numerator for diluted net earnings per share:
Dividends on class A and B common stock									$ 0	$ 0	$ 0
Net earnings									26,201	30,701	18,863
Denominator for diluted net earnings per share:
Weighted average shares outstanding (in shares)									50,436,000	50,091,000	51,088,000
Diluted earnings per share:
Net earnings (in dollars per share)	$ 0.22	$ 0.09	$ 0.13	$ 0.08	$ 0.30	$ 0.14	$ 0.13	$ 0.05	$ 0.52	$ 0.61	$ 0.37
Class C common stock equivalents (in shares)									0
Conversion of class C shares (in shares)									3,264,000
Continuing Operations [Member]
Numerator for diluted net earnings per share:
Total undistributed earnings									26,250	29,991	18,424
Diluted earnings per share:
Net earnings (in dollars per share)									$ 0.52	$ 0.60	$ 0.36
Discontinued Operations [Member]
Numerator for diluted net earnings per share:
Total undistributed earnings									$ (49)	$ 710	$ 439
Diluted earnings per share:
Net earnings (in dollars per share)									$ 0	$ 0.01	$ 0.01
Class A [Member]
Diluted earnings per share:
Ratio of class C shares convertible into Class A under option one									1.363970
Number of Class A shares resulting from conversion of class C shares under option one (in shares)									4,452,000
Ratio of class C shares convertible under option two									0.248243
Number of shares resulting from conversion of class C shares under option two (in shares)									810,000
Class B [Member]
Diluted earnings per share:
Ratio of class C shares convertible under option two									1.115727
Number of shares resulting from conversion of class C shares under option two (in shares)									3,642,000